STOCK OPTIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Jul. 29, 2020	Jul. 28, 2020	Jan. 11, 2016	Jan. 11, 2016	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted									13,750,000	2,545,083,000
Exercise price of option						$ 0.053	$ 0.095		$ 0.061	$ 0.160
Share based compensation						$ 1,568	$ 235		$ 1,234	$ 2,612
Share price						$ 0.02			$ 0.058
Exercisable price						$ 0			$ 19
Weighted average remaining contractual life						4 years 2 months 12 days			4 years 6 months
Share-Based Payment Arrangement, Expense						$ 857			$ 645
Due from of officers and members									1,752
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vested period		3 years
Share based compensation									$ 405
Fair value of restricted stock		$ 900
Two Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		2,545,083
Exercise price of option		$ 0.095
Option vested period		5 years
Fair value of stock options, value		$ 206
Expected dividend yield		0.00%
Risk-free interest rate		0.25%
Expected volatility		131.90%
Fair value of stock options, vested			$ 275
Number of restricted stock issued		30,000,000
Share based compensation								$ 59
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted	8,750,000
Annual salary	$ 400
Granting percentage	50.00%
Milestone bonus fees, description	up to 30% cash bonus based on predefined milestones or milestone bonuses in form of Restricted Stock Units ranging of 250,000 up to 2,000,000 common shares, and cash bonus range of $250 up to $1,500 which are based on cumulative volume of sales range from $25,000 up to $100,000 or milestone bonuses in form of Restricted Stock Units in value of $10,000 up to $50,000 which are based on market cap range of $1,000,000 up to $2,000,000 (“Milestone Bonus Fees”); (iv) 1.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 8,750,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 20,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).
Chief Executive Officer [Member] | One Time Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus percentage	1.50%
Chief Executive Officer [Member] | Deferred Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus percentage	50.00%
Chief Executive Officer [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted	20,000,000
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted	5,000,000
Annual salary	$ 250
Granting percentage	50.00%
Milestone bonus fees, description	up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 50,000 up to 200,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fees”); (iv) 0.5% of gross margin for the calendar year 2020 based on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) grant of 5,000,000 stock options to purchase the same number of shares, vesting quarterly over the course of five years and (vi) 50% of base cash bonus and grant of 10,000,000 restricted shares upon consummation of the Company’s planned public offering (“Uplist Fees”).
Chief Financial Officer [Member] | One Time Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus percentage	0.50%
Chief Financial Officer [Member] | Deferred Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus percentage	50.00%
Chief Financial Officer [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted	10,000,000
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual salary	$ 65
Restricted Stock or Unit Expense	150
Cash bonus	71
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Annual salary	65
Restricted Stock or Unit Expense	$ 150
2015 Israeli Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted				6,000,000
2015 Israeli Share Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted					6,000,000